Cover	Aug. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2023
Entity File Number	001-40019
Entity Registrant Name	PIVOTAL INVESTMENT CORPORATION III
Entity Central Index Key	0001835800
Entity Tax Identification Number	85-3415215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofoneshareof Class A Common Stockandonesixthofoneredeemablewarrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-sixth of one redeemable warrant
Trading Symbol	PICC.U
Security Exchange Name	NONE
Class A Common Stockparvalue 0. 0001pershare [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PICC
Security Exchange Name	NONE
Redeemablewarrantsexercisableforsharesof Class A Common Stockatanexercisepriceof 1150pershare [Member]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PICCW
Security Exchange Name	NONE